UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Income Opportunities Fund

(Class A: OIOAX)

(Class D: OIODX)

(Class I: OIOIX)

Semi-Annual Report

February 28, 2023

AXS Income Opportunities Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	13
Supplemental Information	22
Expense Example	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Income Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 29.9%
	REITS — 29.3%
10,000	Alexandria Real Estate Equities, Inc. - REIT	$1,497,800
37,876	American Assets Trust, Inc. - REIT	955,612
41,075	Annaly Capital Management, Inc. - REIT	849,431
175,664	Arbor Realty Trust, Inc. - REIT	2,649,013
5,100	Camden Property Trust - REIT	585,276
14,000	Digital Realty Trust, Inc. - REIT	1,459,220
10,000	Easterly Government Properties, Inc. - REIT	151,000
18,900	Federal Realty Investment Trust - REIT	2,018,142
100,672	Global Medical REIT, Inc. - REIT	1,012,760
17,500	Highwoods Properties, Inc. - REIT	463,750
53,302	KKR Real Estate Finance Trust, Inc. - REIT	772,879
346,581	Macerich Co. - REIT[1]	4,141,643
142,693	Medical Properties Trust, Inc. - REIT	1,469,738
25,433	Omega Healthcare Investors, Inc. - REIT	681,350
63,862	Piedmont Office Realty Trust, Inc. - Class A - REIT	584,337
14,850	Prologis, Inc. - REIT	1,832,490
35,400	Regency Centers Corp. - REIT	2,226,660
28,722	Rexford Industrial Realty, Inc. - REIT	1,736,532
93,307	Sabra Health Care REIT, Inc. - REIT	1,111,286
9,300	Simon Property Group, Inc. - REIT	1,135,437
20,750	SL Green Realty Corp. - REIT	706,538
14,675	Spirit Realty Capital, Inc. - REIT	604,317
140,450	Vornado Realty Trust - REIT[1]	2,778,101
		31,423,312
	VENTURE CAPITAL — 0.6%
35,000	Newlake Capital Partners, Inc. - REIT	604,800
	TOTAL COMMON STOCKS
	(Cost $33,706,617)	32,028,112
	PREFERRED STOCKS — 74.6%
	COMMERCIAL SERVICES — 2.0%
51,500	Triton International Ltd. - Series C, 7.375%[2,3]	1,297,800
35,454	Triton International Ltd. - Series D, 6.875%[2,3]	879,968
		2,177,768
	REAL ESTATE — 0.7%
32,452	Seritage Growth Properties - Series A, 7.000%[2]	779,173
	REITS — 68.2%
145,986	AGNC Investment Corp. - Series C, 9.903% (3-Month USD Libor + 511.1 basis points)[1,2,4]	3,718,263
57,017	AGNC Investment Corp. - Series D, 6.875% (3-Month USD Libor + 433.2 basis points)[1,2,4]	1,291,435

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
46,015	AGNC Investment Corp. - Series E, 6.500% (3-Month USD Libor + 499.3 basis points)[2,4]	$1,033,957
31,100	AGNC Investment Corp. - Series F, 6.125% (3-Month USD Libor + 469.7 basis points)[2,4]	672,693
15,100	AGNC Investment Corp. - Series G, 7.750% (USD 5 Year Tsy + 439 basis points)[2,4]	345,337
66,316	American Homes 4 Rent - Series G, 5.875%[1,2]	1,567,710
74,673	Annaly Capital Management, Inc. - Series F, 9.723% (3-Month USD Libor + 499.3 basis points)[1,2,4]	1,869,812
39,250	Annaly Capital Management, Inc. - Series G, 6.500% (3-Month USD Libor + 417.2 basis points)[2,4]	967,120
72,916	Annaly Capital Management, Inc. - Series I, 6.750% (3-Month USD Libor + 498.9 basis points)[1,2,4]	1,779,150
69,962	Arbor Realty Trust, Inc. - Series D, 6.375%[1,2]	1,382,449
91,236	Arbor Realty Trust, Inc. - Series E, 6.250%[1,2]	1,748,994
81,199	Arbor Realty Trust, Inc. - Series F, 6.250% (SOFR Rate + 544 basis points)[2,4]	1,732,787
99,948	Armada Hoffler Properties, Inc. - Series A, 6.750%[2]	2,186,862
17,046	Centerspace - Series C, 6.625%[1,2]	439,446
67,175	Chatham Lodging Trust - Series A, 6.625%[1,2]	1,463,072
52,036	Chimera Investment Corp. - Series A, 8.000%[1,2]	1,115,652
18,012	Chimera Investment Corp. - Series B, 8.000% (3-Month USD Libor + 579.1 basis points)[1,2,4]	402,208
73,632	Chimera Investment Corp. - Series C, 7.750% (3-Month USD Libor + 474.3 basis points)[2,4]	1,475,585
75,733	Chimera Investment Corp. - Series D, 8.000% (3-Month USD Libor + 537.9 basis points)[1,2,4]	1,605,540
65,305	CorEnergy Infrastructure Trust, Inc., 7.375%[2]	329,790
30,892	CTO Realty Growth, Inc. - Series A, 6.375%[2]	652,130
76,379	DiamondRock Hospitality Co. - Series A, 8.250%[1,2]	1,958,358
80,865	EPR Properties - Series G, 5.750%[2]	1,580,911
48,338	Franklin BSP Realty Trust, Inc. - Series E, 7.500%[2]	1,022,349
52,191	Global Net Lease, Inc. - Series A, 7.250%[1,2]	1,185,780
57,288	Global Net Lease, Inc. - Series B, 6.875%[2]	1,267,783
37,246	Hersha Hospitality Trust - Series C, 6.875%[1,2]	795,202
119,575	Hersha Hospitality Trust - Series D, 6.500%[1,2]	2,509,879
148,579	Hersha Hospitality Trust - Series E, 6.500%[1,2]	3,185,534
6,433	iStar, Inc. - Series G, 7.650%[2]	159,860
46,789	iStar, Inc. - Series I, 7.500%[1,2]	1,165,046
144,500	KKR Real Estate Finance Trust, Inc. - Series A, 6.500%[1,2]	2,991,150
47,621	National Storage Affiliates Trust - Series A, 6.000%[1,2]	1,119,570
54,443	Pebblebrook Hotel Trust - Series E, 6.375%[1,2]	1,142,759
79,941	Pebblebrook Hotel Trust - Series F, 6.300%[2]	1,658,776
88,389	Pebblebrook Hotel Trust - Series G, 6.375%[1,2]	1,845,562
100,000	Pebblebrook Hotel Trust - Series H, 5.700%[1,2]	1,923,000

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2023 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS (Continued)
47,902	PennyMac Mortgage Investment Trust - Series B, 8.000% (3-Month USD Libor + 599 basis points)[1,2,4]	$1,142,942
67,000	PennyMac Mortgage Investment Trust - Series C, 6.750%[2]	1,344,020
57,113	Rithm Capital Corp. - Series B, 7.125% (3-Month USD Libor + 564 basis points)[1,2,4]	1,305,603
98,129	Rithm Capital Corp. - Series C, 6.375% (3-Month USD Libor + 496.9 basis points)[1,2,4]	2,010,663
194,317	RLJ Lodging Trust, 1.950%[1,5]	4,828,778
11,056	RPT Realty - Series D, 7.250%[5]	553,243
34,765	SL Green Realty Corp. - Series I, 6.500%[1,2]	790,208
52,665	Summit Hotel Properties, Inc. - Series E, 6.250%[2]	1,102,805
108,000	Summit Hotel Properties, Inc. - Series F, 5.875%[2]	2,069,280
66,121	Sunstone Hotel Investors, Inc. - Series H, 6.125%[1,2]	1,426,230
70,000	Sunstone Hotel Investors, Inc. - Series I, 5.700%[1,2]	1,454,600
53,972	TPG RE Finance Trust, Inc. - Series C, 6.250%[1,2]	916,984
34,000	UMH Properties, Inc. - Series D, 6.375%[1,2]	768,740
		73,005,607
	TELECOMMUNICATIONS — 3.7%
34,002	DigitalBridge Group, Inc. - Series H, 7.125%[1,2]	725,943
56,987	DigitalBridge Group, Inc. - Series I, 7.150%[1,2]	1,225,220
90,867	DigitalBridge Group, Inc. - Series J, 7.125%[2]	1,951,823
		3,902,986
	TOTAL PREFERRED STOCKS
	(Cost $88,839,210)	79,865,534

AXS Income Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.7%
1,890,749	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.23%[1,6]	$1,890,749
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,890,749)	1,890,749

	TOTAL INVESTMENTS — 106.2%
	(Cost $124,436,576)	113,784,395
	Liabilities in Excess of Other Assets — (6.2)%	(6,687,081)
	TOTAL NET ASSETS — 100.0%	$107,097,314

REIT – Real Estate Investment Trusts

[1]	All or a portion of the security is segregated as collateral for line of credit borrowings. As of February 28, 2023, the aggregate value of those securities was $39,483,767, representing 36.9% of net assets.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Variable rate security.
[5]	Convertible security.
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

SUMMARY OF INVESTMENTS

As of February 28, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS	29.3%
Venture Capital	0.6%
Total Common Stocks	29.9%
Preferred Stocks
REITS	68.2%
Telecommunications	3.7%
Commercial Services	2.0%
Real Estate	0.7%
Total Preferred Stocks	74.6%
Short-Term Investments	1.7%
Total Investments	106.2%
Liabilities in Excess of Other Assets	(6.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 28, 2023 (Unaudited)

Assets:
Investments, at value (cost $124,436,576)	$113,784,395
Cash	75,000
Receivables:
Investment securities sold	368,889
Fund shares sold	18,600
Dividends and Interest	450,066
Reclaims receivable	177
Prepaid expenses and other assets	35,696
Total assets	114,732,823

Liabilities:
Payables:
Loan payable	6,922,559
Fund shares redeemed	36,115
Investment securities purchased	544,538
Advisory fees	37,447
Distribution fees - Class A & Class D (Note 6)	8,515
Interest payable	28,552
Transfer agent fees and expenses	13,612
Shareholder reporting fees	7,146
Auditing fees	6,783
Custody fees	6,397
Trustees' deferred compensation (Note 3)	5,962
Fund administration and accounting fees	4,733
Sub-transfer agent fees and expenses	2,682
Trustees' fees and expenses	2,629
Legal fees	2,331
Chief Compliance Officer fees	1,446
Accrued other expenses	4,062
Total liabilities	7,635,509

Net Assets	$107,097,314

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$161,363,832
Total distributable earnings (accumulated deficit)	(54,266,518)
Net Assets	$107,097,314

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,811,538
Shares of beneficial interest issued and outstanding	183,617
Redemption price per share	$15.31
Maximum sales charge (5.75% of offering price)	0.93
Maximum offering price to public	$16.24

Class D Shares:
Net assets applicable to shares outstanding	$6,162,394
Shares of beneficial interest issued and outstanding	411,499
Redemption price per share	$14.98

Class I Shares:
Net assets applicable to shares outstanding	$98,123,382
Shares of beneficial interest issued and outstanding	6,386,571
Redemption price per share	$15.36

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2023 (Unaudited)

Investment Income:
Dividends	$2,257,921
Interest	46,330
Total investment income	2,304,251

Expenses:
Advisory fees	546,956
Interest expense	279,635
Fund administration and accounting fees	79,989
Sub-transfer agent fees and expenses	44,512
Distribution fees - Class D (Note 6)	31,533
Registration fees	24,873
Legal fees	12,109
Chief Compliance Officer fees	7,947
Trustees' fees and expenses	7,936
Auditing fees	7,282
Custody fees	6,614
Transfer agent fees and expenses	4,513
Distribution fees - Class A (Note 6)	3,752
Insurance fees	3,436
Shareholder reporting fees	2,547
Miscellaneous	2,369
Total expenses	1,066,003
Advisory fees recovered (waived)	14,645
Net expenses	1,080,648
Net investment income (loss)	1,223,603

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,138,711)
Net realized gain (loss)	(4,138,711)
Net change in unrealized appreciation/depreciation on:
Investments	1,190,888
Net change in unrealized appreciation/depreciation	1,190,888
Net realized and unrealized gain (loss)	(2,947,823)

Net Increase (Decrease) in Net Assets from Operations	$(1,724,220)

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,223,603	$3,995,005
Net realized gain (loss) on investments and securities sold short	(4,138,711)	10,902,967
Net change in unrealized appreciation/depreciation on investments and securities sold short	1,190,888	(33,092,755)
Net increase (decrease) in net assets resulting from operations	(1,724,220)	(18,194,783)

Distributions to Shareholders:
Distributions:
Class A	(108,069)	(156,368)
Class D	(207,664)	(212,105)
Class I	(3,784,765)	(3,742,435)
Return of Capital:
Class A	-	(196,309)
Class D	-	(296,442)
Class I	-	(5,366,433)
Total distributions to shareholders	(4,100,498)	(9,970,092)

Capital Transactions:
Net proceeds from shares sold:
Class A	67,115	291,331
Class D	186,319	594,900
Class I	2,349,977	22,985,337
Reinvestment of distributions:
Class A	83,012	186,050
Class D	183,338	366,618
Class I	3,487,611	7,057,529
Cost of shares redeemed:
Class A	(701,772)	(3,480,672)
Class D	(1,260,996)	(2,408,902)
Class I	(22,438,987)	(65,659,943)
Net increase (decrease) in net assets from capital transactions	(18,044,383)	(40,067,752)

Total increase (decrease) in net assets	(23,869,101)	(68,232,627)

Net Assets:
Beginning of period	130,966,415	199,199,042
End of period	$107,097,314	$130,966,415

Capital Share Transactions:
Shares sold:
Class A	4,448	15,607
Class D	12,804	34,286
Class I	157,772	1,282,212
Shares reinvested:
Class A	6,031	10,508
Class D	13,595	21,186
Class I	252,627	399,437
Shares redeemed:
Class A	(47,472)	(195,952)
Class D	(88,053)	(140,638)
Class I	(1,546,937)	(3,662,593)
Net increase (decrease) in capital share transactions	(1,235,185)	(2,235,947)

[1]	With the Plan of Reorganization with respect to the Orinda Income Opportunities Fund, Class A, Class D and Class I shareholders received Class A, Class D and Class I shares of the AXS Income Opporunities Fund, respectively, effective as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2023 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(1,724,220)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(26,412,659)
Sales of long-term investments	50,544,114
Return of capital dividends received	2,550,180
Purchase/Sale of short-term investments, net	637,338
(Increase) Decrease in Assets:
Investment securities sold receivable	143,704
Dividends and interest receivables	148,377
Prepaid expenses and other assets	548
Increase (Decrease) in Liabilities:
Payables for securities purchased	214,438
Cash Due to Custodian	(781,773)
Payables for interest expense	(7,152)
Advisory fees payable	(35,923)
Accrued expenses	(100,936)
Net realized (gain)/loss	4,138,711
Net change in unrealized appreciation/depreciation	(1,190,888)
Net cash provided by (used for) operating activities	28,123,859

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,584,811
Cost of shares redeemed	(24,572,593)
Dividends paid to shareholders, net of reinvestments	(346,537)
Loan payable	(5,714,540)
Net cash provided by (used for) financing activities	(28,048,859)

Net Increase (Decrease) in cash	75,000

Cash and cash equivalents
Beginning cash balance	-
Beginning cash held at broker	-
Total beginning cash and cash equivalents	-

Ending cash balance	75,000
Ending cash held at broker	-
Total ending cash and cash equivalents	$75,000
Supplemental disclosure of interest expense paid	$279,635

Non cash financing activities not included herein consist of $3,753,961 of reinvested dividends.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28,	For the Year Ended August 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.91	$19.02	$15.74	$21.77	$22.46	$23.33
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.41	0.30	0.68	0.85	0.77
Net realized and unrealized gain (loss)	(0.23)	(2.45)	4.06	(5.48)	(0.10)	(0.14)
Total from investment operations	(0.08)	(2.04)	4.36	(4.80)	0.75	0.63

Less Distributions:
From net investment income	(0.52)	(0.42)	(0.57)	(0.90)	(1.08)	(1.04)
From return of capital	-	(0.65)	(0.51)	(0.33)	(0.36)	(0.46)
Total distributions	(0.52)	(1.07)	(1.08)	(1.23)	(1.44)	(1.50)

Net asset value, end of period	$15.31	$15.91	$19.02	$15.74	$21.77	$22.46

Total return[2]	(0.09)%[3]	(11.15)%	28.78%	(22.43)%	3.82%	2.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,812	$3,509	$7,427	$14,444	$62,963	$45,783

Ratio of expenses to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.13%[5]	1.81%	1.65%	1.82%	2.04%	2.07%
After fees waived and expenses absorbed/recovered[4]	2.16%[5]	1.76%	1.69%	1.80%	2.04%	2.07%
Ratio of net investment income (loss) to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered	2.08%[5]	2.24%	1.80%	3.34%	3.96%	3.37%
After fees waived and expenses absorbed/recovered	2.05%[5]	2.29%	1.76%	3.36%	3.96%	3.37%

Portfolio turnover rate	22%[3]	93%	149%	153%	131%	102%

*	Financial information from August 31, 2018 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which will not apply on sales of $1 million or more. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	If dividends and interest expense had been excluded, the expense ratios would have been lower by 0.51% for the six months ended February 28, 2023. For years ended August 31, 2022, 2021, 2020, 2019 and 2018, the expense ratios would have been lower by 0.17%, 0.08%, 0.25%, 0.46% and 0.51%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class D*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28,	For the Year Ended August 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.56	$18.66	$15.49	$21.52	$22.23	$23.18
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.27	0.15	0.49	0.73	0.63
Net realized and unrealized gain (loss)	(0.20)	(2.40)	4.00	(5.36)	(0.13)	(0.16)
Total from investment operations	(0.11)	(2.13)	4.15	(4.87)	0.60	0.47

Less Distributions:
From net investment income	(0.47)	(0.32)	(0.47)	(0.83)	(0.95)	(0.96)
From return of capital	-	(0.65)	(0.51)	(0.33)	(0.36)	(0.46)
Total distributions	(0.47)	(0.97)	(0.98)	(1.16)	(1.31)	(1.42)

Net asset value, end of period	$14.98	$15.56	$18.66	$15.49	$21.52	$22.23

Total return[2]	(0.37)%[3]	(11.90)%	27.80%	(22.99)%	3.12%	2.23%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,162	$7,364	$10,420	$9,626	$17,939	$20,497

Ratio of expenses to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered[4]	2.88%[5]	2.56%	2.40%	2.70%	2.80%	2.93%
After fees waived and expenses absorbed/recovered[4]	2.91%[5]	2.51%	2.43%	2.68%	2.80%	2.93%
Ratio of net investment income (loss) to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered	1.33%[5]	1.49%	0.90%	2.65%	3.43%	2.90%
After fees waived and expenses absorbed/recovered	1.30%[5]	1.54%	0.88%	2.67%	3.43%	2.90%

Portfolio turnover rate	22%[3]	93%	149%	153%	131%	102%

*	Financial information from August 31, 2018 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends and interest expense had been excluded, the expense ratios would have been lower by 0.51% for the six months ended February 28, 2023. For years ended August 31, 2022, 2021, 2020, 2019 and 2018, the expense ratios would have been lower by 0.17%, 0.09%, 0.34%, 0.52% and 0.64%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28,	For the Year Ended August 31,
	2023 (Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.96	$19.08	$15.78	$21.83	$22.50	$23.42
Income from Investment Operations:
Net investment income (loss)[1]	0.17	0.45	0.32	0.67	0.95	0.86
Net realized and unrealized gain (loss)	(0.23)	(2.46)	4.10	(5.44)	(0.12)	(0.17)
Total from investment operations	(0.06)	(2.01)	4.42	(4.77)	0.83	0.69

Less Distributions:
From net investment income	(0.54)	(0.46)	(0.61)	(0.95)	(1.14)	(1.15)
From return of capital	-	(0.65)	(0.51)	(0.33)	(0.36)	(0.46)
Total distributions	(0.54)	(1.11)	(1.12)	(1.28)	(1.50)	(1.61)

Net asset value, end of period	$15.36	$15.96	$19.08	$15.78	$21.83	$22.50

Total return[2]	0.06%[3]	(10.97)%	29.12%	(22.22)%	4.17%	3.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$98,123	$120,093	$181,351	$150,062	$206,355	$193,184

Ratio of expenses to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered[4]	1.88%[5]	1.56%	1.40%	1.71%	1.79%	1.92%
After fees waived and expenses absorbed/recovered[4]	1.91%[5]	1.51%	1.43%	1.69%	1.79%	1.92%
Ratio of net investment income (loss) to average net assets (including dividends and interest expense):
Before fees waived and expenses absorbed/recovered	2.33%[5]	2.49%	1.88%	3.65%	4.43%	3.83%
After fees waived and expenses absorbed/recovered	2.30%[5]	2.53%	1.85%	3.67%	4.43%	3.83%

Portfolio turnover rate	22%[3]	93%	149%	153%	131%	102%

*	Financial information from August 31, 2018 through May 13, 2022 is for the Orinda Income Opportunities Fund, which was reorganized into the AXS Income Opportunities Fund as of the close of business on May 13, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If dividends and interest expense had been excluded, the expense ratios would have been lower by 0.51% for the six months ended February 28, 2023. For years ended August 31, 2022, 2021, 2020, 2019 and 2018, the expense ratios would have been lower by 0.17%, 0.09%, 0.35%, 0.50% and 0.63%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2023 (Unaudited)

Note 1 – Organization

AXS Income Opportunities Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income with potential for modest growth capital.

The Fund commenced investment operations on May 16, 2022 with Class A shares, Class D Shares and Class I shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Orinda Income Opportunities Fund (the “Predecessor Fund”), a series of the RBB Fund, Inc., which offered three class of shares, Class A, Class D, and Class I shares. On May 6, 2022, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board on January 20, 2022 and by the RBB Fund, Inc. Board on January 20, 2022. The tax-free reorganization was accomplished on May 13, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	288,994	$4,713,613
Class D	500,841	7,997,228
Class I	7,682,748	125,743,540

The net unrealized depreciation of investments transferred was $14,736,986 as of the date of the acquisition.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of the Fund except where allocation of direct expenses to the Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 28, 2023 and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Real Estate Investment Trusts (“REITs”)

The Fund has made certain investments in REITS which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays twice a month investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65%, 2.40% and 1.40% of the average daily net assets of the Fund’s Class A shares, Class D shares and Class I shares, respectively, until May 13, 2024, and the agreement may be terminated before that date only by the Trust’s Board of Trustees.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

For the six months ended February 28, 2023, the Advisor recovered a portion of its advisory fees totaling $14,645. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At February 28, 2023, the amount of these potentially recoverable expenses was $75,041. The Advisor may recapture all or a portion of this amount no later than August 31, of the year stated below:

2025	$75,041
Total	$75,041

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended February 28, 2023, are reported on the Statement of Operations.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). Prior to January 1, 2023, IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), served as the Fund’s Distributor. The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended February 28, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 28, 2023, are reported on the Statement of Operations.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At February 28, 2023, gross unrealized appreciation and (depreciation) of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$125,771,299

Gross unrealized appreciation	$5,902,217
Gross unrealized depreciation	(17,889,121)

Net unrealized depreciation on investments	$(11,986,904)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(35,264,008)
Net unrealized depreciation on investments	(13,177,792)
Total accumulated deficit	$(48,441,800)

The tax character of the distributions paid during the fiscal years ended August 31, 2022 and 2021, were as follows:

Distributions paid from:	2022	2021
Ordinary income	$4,110,908	$6,335,330
Net long-term capital gains	-	-
Return of capital	5,859,184	5,374,670
Total distributions paid	$9,970,092	$11,710,000

As of August 31, 2022, the Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short-term	$26,661,388
Long-Term	8,602,620
Total	$35,264,008

During the tax year ended August 31, 2022, the Fund utilized $2,419,978 of short-term and $8,856,909 of long-term non-expiring capital loss carryforwards, respectively.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Note 5 – Investment Transactions

For the six months ended February 28, 2023, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
$26,412,659	$50,544,114	$-	$-

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. With respect to Class D shares, the Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended February 28, 2023, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$32,028,112	$-	$-	$32,028,112
Preferred Stocks	79,865,534	-	-	79,865,534
Short-Term Investments	1,890,749	-	-	1,890,749
Total Investments	$113,784,395	$-	$-	$113,784,395

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Note 9 – Borrowing

The Fund has entered into a borrowing agreement with BNP Paribas (acting through its New York Branch). The Fund may borrow amounts up to one-third of the value of its assets. The Fund is charged interest of the bank’s overnight bank funding rate plus 1.30% for borrowing under this agreement. Interest expense for the six months ended February 28, 2023, is disclosed on the Statement of Operations, if applicable. Credit facility activity for the six months ended February 28, 2023, was as follows:

Maximum available credit	$35,704,943
Largest amount outstanding on an individual day	15,912,343
Average daily loan outstanding	10,664,300
Credit facility outstanding as of February 28, 2023	6,106,705
Average interest rate when in use	5.007%
Interest	$279,635

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

AXS Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 28, 2023 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Periods End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on March 30, 2023, to shareholders of record on March 29, 2023 as follows:

	Long Term Capital Gain		Short Term Capital Gain		Income
Class A Shares	$	None	$	None	$0.26619
Class D Shares		None		None	0.23929
Class I Shares		None		None	0.27589

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS Income Opportunities Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”) met on January 18-19, 2023 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AXS Income Opportunities Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed AXS Investments LLC, the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from May 14, 20221 through October 31, 2022 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for the Fund during the Program Reporting Period;

●	The Fund’s ability to meet redemption requests;

●	The Fund’s cash management;

●	The Fund’s borrowing activity, if any, in order to meet redemption requests;

●	The Fund’s compliance with the 15% limit of illiquid investments; and

●	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

1 Fund reorganized into the Trust on May 14, 2022.

AXS Income Opportunities Fund

EXPENSE EXAMPLE

For the Six Months Ended February 28, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A and Class D shares only) and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/22	2/28/23	9/1/22 – 2/28/23
Class A	Actual Performance	$1,000.00	$999.10	$10.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.08	10.79
Class D	Actual Performance	1,000.00	996.30	14.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.36	14.51
Class I	Actual Performance	1,000.00	1,000.60	9.48
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.32	9.55

*	Expenses are equal to the Fund’s annualized expense ratios of 2.16%, 2.91% and 1.91% for Class A shares, Class D shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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AXS Income Opportunities Fund

A series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

www.alpsfunds.com

FUND INFORMATION

	TICKER	CUSIP
AXS Income Opportunities Fund – Class A	OIOAX	46144X 602
AXS Income Opportunities Fund – Class D	OIODX	46144X 701
AXS Income Opportunities Fund – Class I	OIOIX	46144X 800

Privacy Principles of the AXS Income Opportunities Fund for Shareholders

The Fund is committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Income Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (833) 297-2587.

AXS Income Opportunities Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	5/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	5/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	5/9/2023